Cover	Dec. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 09, 2022
Entity File Number	000-29381
Entity Registrant Name	ADVANCED CONTAINER TECHNOLOGIES, INC.
Entity Central Index Key	0001096950
Entity Tax Identification Number	65-0207200
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	1620 Commerce St.
Entity Address, City or Town	Corona
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92880
City Area Code	951
Local Phone Number	381-2555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false